Stock-Based Compensation - Restricted Stock Unit Activity (Details) - DISH Network Awards - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock Units
Restricted stock unit activity
Total restricted stock units outstanding, beginning of period (in shares)	1,463,650	1,718,945	2,484,720
Granted (in shares)	1,470,505
Vested (in shares)	(697,660)	(9,565)	(10,475)
Forfeited and cancelled (in shares)	(686,250)	(245,730)	(755,300)
Total restricted stock units outstanding, end of period (in shares)	1,550,245	1,463,650	1,718,945
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period (in dollars per share)	$ 50.82	$ 52.16	$ 51.16
Granted (in dollars per share)	32.92
Vested (in dollars per share)	63.81	63.49	63.49
Forfeited and cancelled (in dollars per share)	35.14	59.86	48.51
Total restricted stock units outstanding, end of period (in dollars per share)	$ 34.70	$ 50.82	$ 52.16
Performance Based Restricted Stock Units
Restricted stock unit activity
Total restricted stock units outstanding, beginning of period (in shares)	1,446,300	1,689,350
Total restricted stock units outstanding, end of period (in shares)	1,543,750	1,446,300	1,689,350
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period (in dollars per share)	$ 50.66	$ 51.97
Total restricted stock units outstanding, end of period (in dollars per share)	$ 34.58	$ 50.66	$ 51.97